Document And Entity Information	Nov. 08, 2022
Document Information [Line Items]
Entity, Registrant Name	FUEL TECH, INC.
Document, Type	8-K
Document, Period End Date	Nov. 08, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33059
Entity, Tax Identification Number	20-5657551
Entity, Address, Address Line One	Fuel Tech, Inc.
Entity, Address, Address Line Two	27601 Bella Vista Parkway
Entity, Address, City or Town	Warrenville
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60555-1617
City Area Code	630
Local Phone Number	845-4500
Title of 12(b) Security	Common Stock
Trading Symbol	FTEK
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000846913